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                            UNITED STATES SECURITIES
                            AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 FORM 24F-2NT/A
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.       Name and address of issuer:
         Hartford Series Fund, Inc.
         P.O. Box 2999
         Hartford, CT 06104-2199

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

             Hartford Focus HLS Fund
             Hartford Global Communication HLS Fund
             Hartford Global Financial Services HLS Fund
             Hartford Global Health HLS Fund
             Hartford Global Leaders HLS Fund
             Hartford Global Technology HLS Fund
             Hartford Growth and Income HLS Fund
             Hartford Growth HLS Fund
             Hartford High Yield HLS Fund
             Hartford International Capital Appreciation HLS Fund
             Hartford International Small Company HLS Fund
             Hartford MidCap Value HLS Fund
             Hartford Value HLS Fund

3.       Investment Company Act File Number: 811-08629

         Securities Act File Number: 333-45431

4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 2002

4(b).    / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
             (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).    / / Check box if this is the last time the issuer will be filing this
             Form.

5.       Calculation of registration fee:
(i)      Aggregate sale price of securities sold during the fiscal
         year pursuant to section 24(f):                                                 $ 587,600,790
(ii)     Aggregate price of securities redeemed or repurchased
         during the fiscal year:                                        $  39,384,503
(iii)    Aggregate price of securities redeemed or repurchased
         during any PRIOR fiscal year ending no earlier than
         October 11, 1995 that were not previously used to reduce
         registration fees payable to the Commission                    $           0
(iv)     Total available redemption credits [add Items 5(ii) and
         5(iii)]:                                                                        $  39,384,503
(v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                                           $ 548,216,287
(vi)     Redemption credits available for use in future years -- if
         Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
         Item 5(i)]:                                                    $(          )
vii)     Multiplier for determining registration fee                                         .0000809
         (See Instruction C.9):                                                          X
(viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
         (enter "0" if no fee is due):                                                  =$   44,350.70

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.       Interest due -- if this Form is being filed more than 90
         days after the end of the issuer's fiscal year
         (see Instruction D):
                                                                                        +$

8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:
                                                                                        =$   44,350.70 *

* Paid already, accession number 0000950135-03-002019 date/time filed 27-Mar-2003 16:47

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         Method of Delivery:
             / / Wire Transfer
             / / Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/
                                     George Jay

                                     Vice President

Date May 2003

* Please print the name and title of the signing officer below the signature.